SEGMENT REPORTING - Schedule of Concentration of Assets by Country (Details)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
United States
Segment Reporting Information [Line Items]
Property and Equipment, net, percentage by country	33.00%	33.00%	27.00%
Revenues, percentage by country	45.00%	45.00%	45.00%
Revenues, percentage by country	45.00%	45.00%	45.00%
India
Segment Reporting Information [Line Items]
Property and Equipment, net, percentage by country	15.00%	17.00%	17.00%
Ireland
Segment Reporting Information [Line Items]
Property and Equipment, net, percentage by country	2.00%	6.00%	7.00%
Revenues, percentage by country	1.00%	1.00%	2.00%
Revenues, percentage by country	1.00%	1.00%	2.00%